UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24000
Capital Group Equity ETF Trust I
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Sandra Chuon
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Large Growth ETF
CGGG
for the period ended November 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group U.S. Large Growth ETF (the "fund") for the period from June 24, 2025, commencement of operations, to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGG	$ 18 *	0.39% †
*
Based on operations for the period from June 24, 2025 to November 30, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 56,250
Total number of portfolio holdings	40
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-324-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Large Value ETF
CGVV
for the period ended November 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group U.S. Large Value ETF (the "fund") for the period from June 24, 2025, commencement of operations, to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGVV	$ 15 *	0.33% †
*
Based on operations
for
the period from June 24, 2025 to November 30, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 48,450
Total number of portfolio holdings	58
Portfolio turnover rate	52%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-325-0126 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Small and Mid Cap ETF
CGMM
for the six months ended November 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group U.S. Small and Mid Cap ETF (the "fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMM	$ 27	0.51% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 1,011
Total number of portfolio holdings	93
Portfolio turnover rate	14%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-323-0126 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable for filing of semi-annual reports to shareholders.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Equity ETF Trust I
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended November 30, 2025
Lit. No. ETGEFP2-500-0126 © 2026 Capital Group. All rights reserved.

Capital Group U.S. Large Growth ETFunaudited
Investment portfolio November 30, 2025

Common stocks 99.18%	Shares	Value (000)
Information technology 43.41%
Broadcom, Inc.	13,573	$5,469
NVIDIA Corp.	28,975	5,129
Microsoft Corp.	10,328	5,082
Apple, Inc.	14,050	3,918
Amphenol Corp., Class A	9,273	1,307
Fair Isaac Corp. (a)	493	890
Strategy, Inc., Class A (a)	4,397	779
Gartner, Inc. (a)	3,117	725
Salesforce, Inc.	2,842	655
Klaviyo, Inc., Class A (a)	16,329	466
		24,420

Consumer discretionary 15.01%
Amazon.com, Inc. (a)	14,390	3,356
MercadoLibre, Inc. (a)	481	996
Royal Caribbean Cruises, Ltd.	3,057	814
Burlington Stores, Inc. (a)	2,711	684
YUM! Brands, Inc.	4,115	630
Norwegian Cruise Line Holdings, Ltd. (a)	29,736	549
Flutter Entertainment PLC (a)	2,371	495
Tesla, Inc. (a)	1,088	468
CAVA Group, Inc. (a)	9,239	452
		8,444

Communication services 14.09%
Alphabet, Inc., Class C	15,566	4,983
Meta Platforms, Inc., Class A	3,895	2,524
ROBLOX Corp., Class A (a)	4,415	419
		7,926

Financials 9.98%
Mastercard, Inc., Class A	3,812	2,099
Visa, Inc., Class A	4,860	1,625
Toast, Inc., Class A (a)	32,443	1,109
Blue Owl Capital, Inc., Class A	52,129	782
		5,615

Industrials 8.81%
FTAI Aviation, Ltd.	9,954	1,724
General Electric Co.	2,783	831
United Rentals, Inc.	812	662
AAON, Inc.	5,877	549
Uber Technologies, Inc. (a)	5,382	471
Saia, Inc. (a)	1,356	382
Loar Holdings, Inc. (a)	4,917	337
		4,956

Health care 6.30%
Eli Lilly and Co.	1,314	1,413
Vertex Pharmaceuticals, Inc. (a)	1,732	751
Mettler-Toledo International, Inc. (a)	470	694
Amgen, Inc.	1,972	682
		3,540

Consumer staples 0.96%
Hershey Co.	2,870	540

Capital Group Equity ETF Trust I	1

Capital Group U.S. Large Growth ETF (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 0.62%
Constellation Energy Corp.	955	$348
Total common stocks (cost: $52,215,000)		55,789
Short-term securities 0.72%
Money market investments 0.72%
Capital Group Central Cash Fund 3.94% (b)(c)	4,032	403
Total short-term securities (cost: $403,000)		403
Total investment securities 99.90% (cost: $52,618,000)		56,192
Other assets less liabilities 0.10%		58
Net assets 100.00%		$56,250
Investments in affiliates (c)

	Value at 6/24/2025(d) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 0.72%
Money market investments 0.72%
Capital Group Central Cash Fund 3.94% (b)	$—	$3,710	$3,307	$— (e)	$— (e)	$403	$8

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 11/30/2025.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Commencement of operations.
(e)	Amount less than one thousand.
Refer to the notes to financial statements.

2	Capital Group Equity ETF Trust I

Capital Group U.S. Large Value ETFunaudited
Investment portfolio November 30, 2025

Common stocks 98.02%	Shares	Value (000)
Financials 21.59%
Berkshire Hathaway, Inc., Class B (a)	3,281	$1,686
PayPal Holdings, Inc.	24,760	1,552
American International Group, Inc.	19,030	1,449
Wells Fargo & Co.	10,961	941
JPMorgan Chase & Co.	2,903	909
Blue Owl Capital, Inc., Class A	52,506	788
Fidelity National Information Services, Inc.	11,364	748
Affirm Holdings, Inc., Class A (a)	10,110	717
U.S. Bancorp	13,620	668
Assurant, Inc.	2,366	540
Chubb, Ltd.	1,561	462
		10,460

Industrials 14.04%
RTX Corp.	7,494	1,311
Union Pacific Corp.	5,292	1,227
APi Group Corp. (a)	27,501	1,088
Carrier Global Corp.	12,384	680
Applied Industrial Technologies, Inc.	2,339	605
Ingersoll-Rand, Inc.	7,183	577
Northrop Grumman Corp.	992	568
Ferguson Enterprises, Inc.	1,702	428
WESCO International, Inc.	1,202	321
		6,805

Communication services 12.26%
Alphabet, Inc., Class A	7,516	2,407
AT&T, Inc.	49,678	1,293
Charter Communications, Inc., Class A (a)	4,879	976
New York Times Co., Class A	13,152	848
Comcast Corp., Class A	15,544	415
		5,939

Information technology 10.77%
Applied Materials, Inc.	5,875	1,482
Intel Corp. (a)	15,178	616
Entegris, Inc.	7,929	612
Cognizant Technology Solutions Corp., Class A	7,234	562
Arrow Electronics, Inc. (a)	4,178	451
Strategy, Inc., Class A (a)	2,237	396
Marvell Technology, Inc.	4,114	368
Seagate Technology Holdings PLC	1,327	367
Micron Technology, Inc.	1,545	365
		5,219

Energy 9.84%
Expand Energy Corp.	11,153	1,360
Halliburton Co.	40,913	1,073
SLB, Ltd.	19,417	704
Baker Hughes Co., Class A	11,606	582
Diamondback Energy, Inc.	3,748	572
Exxon Mobil Corp.	4,129	479
		4,770

Health care 9.48%
GE HealthCare Technologies, Inc.	19,908	1,592
Vertex Pharmaceuticals, Inc. (a)	2,692	1,167

Capital Group Equity ETF Trust I	3

Capital Group U.S. Large Value ETF (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Cigna Group (The)	2,888	$801
Medtronic PLC	5,290	557
Revvity, Inc.	4,545	475
		4,592

Consumer discretionary 6.23%
Amazon.com, Inc. (a)	6,437	1,501
Starbucks Corp.	11,789	1,027
Carnival Corp. (a)	19,092	489
		3,017

Consumer staples 4.61%
Sysco Corp.	9,484	723
Hershey Co.	3,665	689
Philip Morris International, Inc.	2,811	443
Constellation Brands, Inc., Class A	2,781	379
		2,234

Utilities 4.45%
PG&E Corp.	74,007	1,193
Dominion Energy, Inc.	15,327	962
		2,155

Materials 3.90%
International Paper Co.	28,490	1,125
Air Products and Chemicals, Inc.	2,929	764
		1,889

Real estate 0.85%
VICI Properties, Inc. REIT	14,333	413
Total common stocks (cost: $46,109,000)		47,493
Short-term securities 0.92%
Money market investments 0.92%
Capital Group Central Cash Fund 3.94% (b)(c)	4,439	444
Total short-term securities (cost: $444,000)		444
Total investment securities 98.94% (cost: $46,553,000)		47,937
Other assets less liabilities 1.06%		513
Net assets 100.00%		$48,450
Investments in affiliates (c)

	Value at 6/24/2025(d) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 0.92%
Money market investments 0.92%
Capital Group Central Cash Fund 3.94% (b)	$—	$9,899	$9,455	$— (e)	$— (e)	$444	$11

4	Capital Group Equity ETF Trust I

Capital Group U.S. Large Value ETF (continued)
(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 11/30/2025.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Commencement of operations.
(e)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity ETF Trust I	5

Capital Group U.S. Small And Mid Cap ETFunaudited
Investment portfolio November 30, 2025

Common stocks 98.06%	Shares	Value (000)
Financials 24.36%
Capital One Financial Corp.	144,182	$31,586
Brown & Brown, Inc.	328,109	26,390
Fifth Third Bancorp	490,689	21,325
Victory Capital Holdings, Inc., Class A	320,930	20,183
RenaissanceRe Holdings, Ltd.	76,830	20,066
KeyCorp	877,887	16,136
StepStone Group, Inc., Class A	210,072	13,268
LPL Financial Holdings, Inc.	36,064	12,840
TPG, Inc., Class A	199,987	11,815
Hamilton Lane, Inc., Class A	89,340	11,072
WEX, Inc. (a)	73,917	10,966
Radian Group, Inc.	285,422	10,147
Affirm Holdings, Inc., Class A (a)	124,848	8,858
Citizens Financial Group, Inc.	136,010	7,358
Artisan Partners Asset Management, Inc., Class A	158,298	6,566
Ameriprise Financial, Inc.	13,948	6,357
Accelerant Holdings, Class A (a)	397,565	5,793
Tradeweb Markets, Inc., Class A	50,674	5,517
		246,243

Industrials 19.96%
XPO, Inc. (a)	139,376	19,800
Ingersoll-Rand, Inc.	215,176	17,287
United Rentals, Inc.	20,756	16,920
Crane Co.	90,826	16,644
Comfort Systems USA, Inc.	16,265	15,890
Karman Holdings, Inc. (a)	199,928	13,401
AGCO Corp.	105,935	11,225
Bloom Energy Corp., Class A (a)	99,252	10,842
Advanced Drainage Systems, Inc.	64,926	9,893
APi Group Corp. (a)	249,797	9,882
Generac Holdings, Inc. (a)	63,833	9,679
SiteOne Landscape Supply, Inc. (a)	71,417	9,590
Core & Main, Inc., Class A (a)	193,042	9,332
ATI, Inc. (a)	90,175	9,090
Applied Industrial Technologies, Inc.	28,820	7,459
Kadant, Inc.	20,346	5,659
Copart, Inc. (a)	143,407	5,590
FTAI Aviation, Ltd.	20,584	3,571
		201,754

Consumer discretionary 15.62%
YUM! Brands, Inc.	139,065	21,306
Hilton Worldwide Holdings, Inc.	73,916	21,068
Vail Resorts, Inc.	119,529	16,759
LKQ Corp.	453,537	13,466
Aptiv Holdings, Ltd. (a)	160,238	12,426
General Motors Co.	132,525	9,743
Bright Horizons Family Solutions, Inc. (a)	91,114	9,363
TopBuild Corp. (a)	18,775	8,496
Five Below, Inc. (a)	49,846	8,219
Texas Roadhouse, Inc.	42,086	7,376
Darden Restaurants, Inc.	37,155	6,672
Flutter Entertainment PLC (a)	31,583	6,595
Wingstop, Inc.	24,707	6,541
Murphy USA, Inc.	15,489	5,964
Chewy, Inc., Class A (a)	113,806	3,957
		157,951

6	Capital Group Equity ETF Trust I

Capital Group U.S. Small And Mid Cap ETF (continued)
Common stocks (continued)	Shares	Value (000)

Information technology 10.87%
Ingram Micro Holding Corp. (b)	749,902	$16,055
Keysight Technologies, Inc. (a)	67,877	13,436
Lumentum Holdings, Inc. (a)	38,924	12,657
Fabrinet, non-registered shares (a)	26,528	12,187
Procore Technologies, Inc. (a)	123,971	9,181
Vontier Corp.	249,543	9,053
Flex, Ltd. (a)	152,303	9,003
Ciena Corp. (a)	42,536	8,686
MongoDB, Inc., Class A (a)	21,441	7,126
Fair Isaac Corp. (a)	3,736	6,747
Cloudflare, Inc., Class A (a)	28,672	5,741
		109,872

Health care 8.43%
Ionis Pharmaceuticals, Inc. (a)	174,198	14,411
Exact Sciences Corp. (a)	131,936	13,364
Illumina, Inc. (a)	82,364	10,827
Align Technology, Inc. (a)	62,158	9,149
Cooper Cos., Inc. (a)	102,908	8,020
Halozyme Therapeutics, Inc. (a)	104,927	7,492
Veeva Systems, Inc., Class A (a)	25,877	6,218
Doximity, Inc., Class A (a)	115,743	5,954
Hims & Hers Health, Inc., Class A (a)	125,491	4,989
NewAmsterdam Pharma Co. NV (a)	116,702	4,820
		85,244

Consumer staples 7.30%
US Foods Holding Corp. (a)	344,666	27,115
Monster Beverage Corp. (a)	226,257	16,967
e.l.f. Beauty, Inc. (a)	128,816	9,812
Caseys General Stores, Inc.	14,035	8,006
Dollar General Corp.	59,563	6,521
Estee Lauder Cos., Inc. (The), Class A	56,932	5,356
		73,777

Real estate 2.89%
Simon Property Group, Inc. REIT	77,298	14,402
Mid-America Apartment Communities, Inc. REIT	58,846	7,997
Crown Castle, Inc. REIT	74,892	6,836
		29,235

Utilities 2.22%
Exelon Corp.	246,040	11,593
NRG Energy, Inc.	33,485	5,675
FirstEnergy Corp.	108,580	5,182
		22,450

Communication services 2.17%
ROBLOX Corp., Class A (a)	153,496	14,587
Live Nation Entertainment, Inc. (a)	56,132	7,378
		21,965

Energy 2.15%
Diamondback Energy, Inc.	74,728	11,403
Baker Hughes Co., Class A	205,569	10,319
		21,722

Capital Group Equity ETF Trust I	7

Capital Group U.S. Small And Mid Cap ETF (continued)
Common stocks (continued)	Shares	Value (000)

Materials 2.09%
International Paper Co.	233,729	$9,227
Element Solutions, Inc.	265,652	6,886
Perpetua Resources Corp. (a)	194,215	4,999
		21,112
Total common stocks (cost: $940,027,000)		991,325
Short-term securities 1.39%
Money market investments 1.27%
Capital Group Central Cash Fund 3.94% (c)(d)	128,610	12,860

Money market investments purchased with collateral from securities on loan 0.12%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.92% (c)(e)	1,148,440	1,148
Total short-term securities (cost: $14,007,000)		14,008
Total investment securities 99.45% (cost: $954,034,000)		1,005,333
Other assets less liabilities 0.55%		5,575
Net assets 100.00%		$1,010,908
Investments in affiliates (d)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 1.27%
Money market investments 1.27%
Capital Group Central Cash Fund 3.94% (c)	$2,965	$76,788	$66,890	$(4)	$1	$12,860	$266

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 11/30/2025.
(d)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

8	Capital Group Equity ETF Trust I

Financial statementsunaudited
Statements of assets and liabilities at November 30, 2025(dollars and shares in thousands, except per-share amounts)

	U.S. Large Growth ETF	U.S. Large Value ETF	U.S. Small and Mid Cap ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$55,789	$47,493	$992,473
Affiliated issuers	403	444	12,860
Cash	50	50	195
Cash collateral received for securities on loan	—	—	128
Receivables for:
Sales of investments	—	977	676
Sales of fund’s shares	—	—	10,887
Dividends and interest	24	46	779
	56,266	49,010	1,017,998
Liabilities:
Collateral for securities on loan	—	—	1,276
Payables for:
Purchases of investments	—	547	5,431
Investment advisory services	16	13	383
	16	560	7,090
Net assets at November 30, 2025	$56,250	$48,450	$1,010,908
Net assets consist of:
Capital paid in on shares of beneficial interest	$52,379	$46,056	$947,785
Total distributable earnings (accumulated loss)	3,871	2,394	63,123
Net assets at November 30, 2025	$56,250	$48,450	$1,010,908
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$56,250	$48,450	$1,010,908
Shares outstanding	1,960	1,800	35,284
Net asset value per share	$28.70	$26.92	$28.65
Investment securities on loan, at value	$—	$—	$1,238
Investment securities, at cost:
Unaffiliated issuers	$52,215	$46,109	$941,175
Affiliated issuers	403	444	12,859

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

Capital Group Equity ETF Trust I	9

Financial statements (continued)unaudited
Statements of operations for the six months ended November 30, 2025(dollars in thousands)

	U.S. Large Growth ETF*	U.S. Large Value ETF*	U.S. Small and Mid Cap ETF
Investment income:
Income:
Dividends:
Unaffiliated issuers	$91	$269	$3,480
Affiliated issuers	8	11	266
	99	280	3,746
Securities lending income (net of fees)	—	—	2
	99	280	3,748
Fees and expenses:
Investment advisory services	67	59	1,514
Net investment income	32	221	2,234
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(502)	(803)	(10,383)
Affiliated issuers	— †	— †	(4)
In-kind redemptions	767	1,592	21,334
	265	789	10,947
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	3,574	1,384	38,218
Affiliated issuers	— †	— †	1
	3,574	1,384	38,219
Net realized gain (loss) and unrealized appreciation (depreciation)	3,839	2,173	49,166
Net increase (decrease) in net assets resulting from operations	$3,871	$2,394	$51,400

*	For the period June 24, 2025, commencement of operations, through November 30, 2025.
†	Amount less than one thousand.

Refer to the notes to financial statements.

10	Capital Group Equity ETF Trust I

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	U.S. Large Growth ETF	U.S. Large Value ETF	U.S. Small and Mid Cap ETF
	Period ended	Period ended	Six months ended	Period ended
	November 30, 2025[1,2]	November 30, 2025[1,2]	November 30, 2025[1]	May 31, 2025[3]
Operations:
Net investment income	$32	$221	$2,234	$375
Net realized gain (loss)	265	789	10,947	(522)
Net unrealized appreciation (depreciation)	3,574	1,384	38,219	13,080
Net increase (decrease) in net assets resulting from operations	3,871	2,394	51,400	12,933
Distributions paid to shareholders	—	—	(375)	—
Net capital share transactions	52,379	46,056	711,918	235,032
Total increase (decrease) in net assets	56,250	48,450	762,943	247,965
Net assets:
Beginning of period	—	—	247,965	—
End of period	$56,250	$48,450	$1,010,908	$247,965

[1]	Unaudited.
[2]	For the period June 24, 2025, commencement of operations, through November 30, 2025.
[3]	For the period January 14, 2025, commencement of operations, through May 31, 2025.
Refer to the notes to financial statements.

Capital Group Equity ETF Trust I	11

Notes to financial statementsunaudited
1.  Organization

Capital Group Equity ETF Trust I (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The series consists of three nondiversified exchange-traded funds: Capital Group U.S. Large Growth ETF ("U.S. Large Growth ETF"), Capital Group U.S. Large Value ETF ("U.S. Large Value ETF"), and Capital Group U.S. Small and Mid Cap ETF ("U.S. Small and Mid Cap ETF") (each a “fund”, or collectively the “funds”).
The funds’ investment objectives are as follows:
U.S. Large Growth ETF — To seek capital appreciation.
U.S. Large Value ETF — To seek capital appreciation.
U.S. Small and Mid Cap ETF – To seek capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments – Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team.  A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals.  The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions.  Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 ("the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

12	Capital Group Equity ETF Trust I

3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Capital Group Equity ETF Trust I	13

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of November 30, 2025, were as follows (dollars in thousands):
U.S. Large Growth ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Large Value ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap ETF
At November 30, 2025, all of the fund’s investment securities were classified as Level 1.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks -- Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments.

14	Capital Group Equity ETF Trust I

Investing in value-oriented stocks -- The prices of value-oriented stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — As nondiversified funds, each fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. The value of each fund’s shares can be expected to fluctuate more than might be the case if each fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

Capital Group Equity ETF Trust I	15

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Capital Group U.S. Small and Mid Cap ETF	$1,238	$1,276	—	$1,148
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended November 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund as of November 30, 2025, were as follows (dollars in thousands):

16	Capital Group Equity ETF Trust I

	U.S. Large Growth ETF	U.S. Large Value ETF	U.S. Small and Mid Cap ETF
As of May 31, 2025
Undistributed ordinary income	$—	$—	$375
Capital loss carryforward*	—	—	(1,181)
As of November 30, 2025
Gross unrealized appreciation on investments	5,836	3,314	85,114
Gross unrealized depreciation on investments	(2,289)	(1,942)	(34,058)
Net unrealized appreciation (depreciation) on investments	3,547	1,372	51,056
Cost of investments	52,646	46,565	954,277

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders of the U.S. Small and Mid Cap ETF fund during the period January 14, 2025, commencement of operations, through May 31, 2025. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Six months ended November 30, 2025
Fund	Ordinary income	Long-term capital gains	Total distributions paid
U.S. Large Growth ETF	$— †	$—	$— †
U.S. Large Value ETF	— †	—	— †
U.S. Small and Mid Cap ETF	375	—	375

†	For the period June 24, 2025, commencement of operations, through November 30, 2025.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
U.S. Large Growth ETF	0.39%
U.S. Large Value ETF	0.33
U.S. Small and Mid Cap ETF	0.51
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.
Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.

Capital Group Equity ETF Trust I	17

Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of November 30, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
U.S. Small and Mid Cap ETF	$900	$332	$— *

*	Amount less than one thousand.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the period ended November 30, 2025.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.
Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

18	Capital Group Equity ETF Trust I

Capital share transactions in each fund were as follows (dollars and shares in thousands):
U.S. Large Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 24, 2025*, through November 30, 2025
$56,937	2,120	$—	—	$(4,558)	(160)	$52,379	1,960
U.S. Large Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 24, 2025*, through November 30, 2025
$57,534	2,240	$—	—	$(11,478)	(440)	$46,056	1,800
U.S. Small And Mid Cap ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2025
$783,115	28,180	$—	—	$(71,197)	(2,560)	$711,918	25,620
For the period January 14, 2025*, through May 31, 2025
$240,754	9,884	$—	—	$(5,722)	(220)	$235,032	9,664

*	Commencement of operations.

Capital Group Equity ETF Trust I	19

10.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended November 30, 2025 (dollars in thousands):
Fund	Purchases	Sales
U.S. Large Growth ETF	$13,180	$9,276
U.S. Large Value ETF	30,598	19,767
U.S. Small and Mid Cap ETF	169,869	84,817
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended November 30, 2025 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
U.S. Large Growth ETF	$52,554	$4,104
U.S. Large Value ETF	47,007	10,839
U.S. Small and Mid Cap ETF	686,749	71,326

20	Capital Group Equity ETF Trust I

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
U.S. Large Growth ETF
11/30/2025[3,4,5]	$25.61	$.02	$3.07	$3.09	$—	$—	$—	$28.70	12.07%[6]	$56	.39%[7]	.19%[7]
U.S. Large Value ETF
11/30/2025[3,4,5]	$25.31	$.14	$1.47	$1.61	$—	$—	$—	$26.92	6.36%[6]	$48	.33%[7]	1.23%[7]
U.S. Small and Mid Cap ETF
11/30/2025[3,5]	$25.66	$.15	$2.87	$3.02	$(.03 )	$—	$(.03 )	$28.65	11.79%[6]	$1,011	.51%[7]	.75%[7]
5/31/2025[3,8]	25.48	.08	.10	.18	—	—	—	25.66	.71 [6]	248	.51 [7]	.90 [7]

Portfolio turnover rate[9]	Six months ended November 30, 2025[3,5,6]	Period ended May 31, 2025[3,6,8]
U.S. Large Growth ETF	23%[4]
U.S. Large Value ETF	52 [4]
U.S. Small And Mid Cap ETF	14	9%

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period June 24, 2025, commencement of operations, through November 30, 2025.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	For the period January 14, 2025, commencement of operations, through May 31, 2025.
[9]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Capital Group Equity ETF Trust I	21

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

22	Capital Group Equity ETF Trust I

Approval of Investment Advisory and Service Agreement

The board of Capital Group Equity ETF Trust I (the “board”), including a majority of its independent board members, have approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through July 31, 2026. The board determined in the exercise of its business judgment that the fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board took into account information prepared specifically in connection with their review of the agreement and information otherwise provided in the meeting material, as well as information previously provided to them in their capacity as board members of other investment companies managed by CRMC, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets will be managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative services to be provided by CRMC to the fund under the agreement and other agreements. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board concluded that the nature, extent and quality of the services to be provided by CRMC should benefit the fund and its shareholders.
2. Investment results
The board considered the manner in which CRMC proposed to manage the fund in light of its objective and strategy. They also considered the proposed investment policies and restrictions on the fund, and CRMC’s experience in managing similar strategies. On the basis of this evaluation and the board’s plan to undertake ongoing review of investment operations and results, the board concluded that CRMC’s management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board reviewed the proposed unitary fee structure and considered that CRMC would be, with certain exceptions, responsible for the operating expenses of the fund. The board considered the contractual fee rate that will be paid by the fund to CRMC and compared the estimated expense ratio of the fund to the expense ratios of other relevant funds. The board concluded that the proposed contractual fee rate was fair and reasonable in relation to the services that CRMC proposed to provide, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders would likely receive reasonable value in return for the fees paid to CRMC by the fund.
4. Ancillary benefits
The board considered a variety of other benefits that CRMC and its affiliates could receive as a result of CRMC’s proposed relationship with the fund and other funds it sponsors, including fees for administrative services and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board took these ancillary benefits into account in evaluating the reasonableness of the fees payable to CRMC by the fund under the agreement.

Capital Group Equity ETF Trust I	23

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information
The board considered CRMC’s commitment to providing to the fund the necessary resources, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. The board noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered that shareholders would benefit from the unitary fee structure because expenses would be limited even when the fund was new and not achieving economies of scale. The board also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints, and that they would have the opportunity to further review the appropriateness of the fees payable to CRMC under the agreement experienced in the future. The board concluded that the fund’s proposed contractual fee rate reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

24	Capital Group Equity ETF Trust I

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Equity ETF Trust I

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 30, 2026

By   /s/ Sandra Chuon

Sandra Chuon, Treasurer and

Principal Financial Officer

Date: January 30, 2026